Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) (TDS Parent Company, Long-Term Incentive Plans, Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TDS Parent Company | Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life	5 years 6 months	5 years 6 months	5 years 4 months
Expected annual volatility rate	41.10%	37.60%	37.80%
Dividend yield	2.40%	1.60%	1.70%
Risk-free interest rate	0.90%	2.10%	2.10%
Estimated annual forfeiture rate	2.90%	3.00%	3.00%